Significant accounting policies - Estimated Depreciation of poultry and breeder pigs (Details)	12 Months Ended
Dec. 31, 2019
Poultry in its different production stages [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies
Expected avg useful life	280 days
Poultry in its different production stages [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies
Expected avg useful life	329 days
Breeder pigs [Member]
Disclosure Of Significant Accounting Policies
Expected avg useful life	1092 days